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                                  [LETTERHEAD]

February 16, 2006


VIA FACSIMILE & VIA DELIVERY

Max A. Webb, Esquire, Assistant Director
Office of Structured Finance, Transportation and Leisure
Division of Corporation Finance
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re: American Express Receivables Financing Corporation II American Express Receivables Financing Corporation III LLC American Express Receivables Financing Corporation IV LLC American Express Credit Account Master Trust
         Response to SEC Comment Letter dated January 18, 2006
         File Nos. 333-130508; 01-03

Dear Mr. Webb:

         On behalf of American Express Receivables Financing Corporation II ("RFC II"), American Express Receivables Financing Corporation III LLC ("RFC III") and American Express Receivables Financing Corporation IV LLC ("RFC IV"), as depositors (the "Depositors") to the American Express Credit Account Master Trust (the "Trust" or the "Issuing Entity"), this letter responds to your letter dated January 18, 2006, providing comments to the Registration Statement on Form S-3 (the "Registration Statement") submitted on December 20, 2005, by the Depositors and the Issuing Entity. RFC II, RFC III, RFC IV, American Express Travel Related Services Company, Inc. ("TRS"), as servicer of the Trust, American Express Centurion Bank ("Centurion"), as sponsor and sole equity owner of RFC III, and American Express Bank, FSB ("FSB"), as sponsor and sole equity owner of RFC IV, are collectively referred to herein as "American Express."

         For your convenience, each of your comments has been reproduced below, followed by American Express' response. Enclosed with this letter is Amendment No. 1 to the Registration Statement on Form S-3 ("Amendment No. 1") dated February 16, 2006, marked to show all changes to the Registration Statement. All capitalized terms defined in the prospectus and used in the following responses without definition, have the meanings specified in Amendment No. 1. Unless otherwise specified, page numbers refer to pages in Amendment No. 1.


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GENERAL

COMMENT 1:                         IN THE NEXT AMENDMENT, PLEASE INCLUDE, TO THE
                                   EXTENT PRACTICABLE, BRACKETED LANGUAGE
                                   SHOWING BOTH WHERE YOU PLAN TO INCLUDE
                                   INFORMATION IN THE PROSPECTUS SUPPLEMENT AND
                                   WHAT THE SUBSTANCE OF THAT INFORMATION WILL
                                   BE IN TERMS OF COMPLIANCE WITH REGULATION AB.
                                   WE BELIEVE THIS WILL NOT ONLY ENABLE US TO
                                   BETTER REVIEW YOUR SHELF FILING BUT THAT IT
                                   WILL ALSO MAKE IT LESS LIKELY THAT ANY FORM
                                   REQUIRED INFORMATION WILL NOT BE
                                   INADVERTENTLY OMITTED. SEE OUR RELATED
                                   COMMENTS BELOW FOR MORE GUIDANCE.

Response:                          American Express has revised the prospectus
                                   supplement to include such additional
                                   information in brackets.


COMMENT 2:                         PLEASE CONFIRM THAT THE DEPOSITOR OR ANY
                                   ISSUING ENTITY PREVIOUSLY ESTABLISHED,
                                   DIRECTLY OR INDIRECTLY, BY THE DEPOSITOR OR
                                   ANY AFFILIATE OF THE DEPOSITOR HAVE BEEN
                                   CURRENT AND TIMELY WITH EXCHANGE ACT
                                   REPORTING DURING THE LAST TWELVE MONTHS WITH
                                   RESPECT TO ASSET-BACKED SECURITIES INVOLVING
                                   THE SAME ASSET CLASS. PLEASE REFER TO GENERAL
                                   INSTRUCTION I.A.4. OF FORM S-3. ALSO, PLEASE
                                   PROVIDE US WITH THE CIK CODES FOR ANY
                                   AFFILIATE OF THE DEPOSITOR THAT HAS OFFERED A
                                   CLASS OF ASSET-BACKED SECURITIES INVOLVING
                                   THE SAME ASSET CLASS AS THIS OFFERING.

Response:                          American Express confirms that the Issuing
                                   Entity and each Depositor have been current and timely with Exchange Act reporting during the last twelve months with respect to asset-backed securities involving revolving credit card receivables. No affiliate of` any Depositor has offered a class of asset-backed securities involving revolving credit card receivables, nor has any Depositor established any other issuing entity other than the Trust. The relevant CIK codes for each Depositor and the Issuing Entity are:

                                   Issuing Entity - 1003509

                                   American Express Receivables Financing
                                   Corporation II - 949349

                                   American Express Receivables Financing
                                   Corporation III LLC - 1283434

                                   American Express Receivables Financing
                                   Corporation IV LLC - 1283435


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PROSPECTUS SUPPLEMENT

IMPORTANT NOTICE ABOUT
INFORMATION PRESENTED,
PAGE i

COMMENT 3:                         WE NOTE THE THIRD PARAGRAPH ON THIS PAGE THAT
                                   IF THE TERMS "VARY BETWEEN THE PROSPECTUS
                                   SUPPLEMENT AND THE ACCOMPANYING PROSPECTUS,
                                   YOU SHOULD RELY ON INFORMATION IN THIS
                                   PROSPECTUS SUPPLEMENT." THE INFORMATION IN
                                   THE PROSPECTUS SUPPLEMENT SHOULD COMPLEMENT
                                   THE INFORMATION IN THE BASE, BUT SHOULD NOT
                                   "VARY" OR DIFFER. PLEASE REVISE HERE AND ON
                                   PAGE I OF THE BASE PROSPECTUS.

Response:                          American Express has revised the disclosure
                                   in response to Comment 3.


CREDIT ENHANCEMENT,
PAGE S-3

COMMENT 4:                         PLEASE INCLUDE A BRACKETED PLACEHOLDER FOR
                                   OTHER POSSIBLE CREDIT ENHANCEMENT DISCLOSURE.
                                   SEE PAGE 65 OF THE BASE PROSPECTUS.

Response:                          American Express has revised page S-3 of the
                                   prospectus supplement to include such
                                   additional information in brackets.

KEY PARTIES AND
OPERATING DOCUMENTS,
PAGE S-5

COMMENT 5:                         WE NOTE YOUR DISCLOSURE IN THE BASE
                                   PROSPECTUS ON PAGE 29 THAT AMERICAN EXPRESS
                                   RECEIVABLES FINANCING CORPORATION II DOES NOT
                                   CURRENTLY TRANSFER ASSETS INTO THE ISSUING
                                   ENTITY AND YOU DO NOT EXPECT IT WILL DO SO IN
                                   THE FUTURE. PLEASE REVISE YOUR CHART OR
                                   PROVIDE A FOOTNOTE TO CLARIFY THIS FOR
                                   INVESTORS.

Response:                          American Express has revised the "Key Parties
                                   and Operating Documents" chart on page S-5 of the prospectus supplement in response to Comment 5.

THE TOTAL PORTFOLIO,
PAGE S-16
GENERAL

COMMENT 6:                         IN AN APPROPRIATE SECTION, PLEASE REVISE TO
                                   PROVIDE DISCLOSURE REGARDING BALANCE
                                   REDUCTIONS GRANTED FOR REFUNDS, RETURNS,
                                   FRAUDULENT CHARGES OR OTHER REASONS. PLEASE
                                   REFER TO ITEM 1111(b)(8)(iv) OF REGULATION
                                   AB.

Response:                          Due to the structural features described
                                   below, including the maintenance of the
                                   Transferor Amount above the required level, American Express respectfully submits that disclosure regarding balance adjustments granted for refunds, returns, fraudulent charges or other reasons is not material to investors.

                                   There are structural features in the Trust which insulate investors from the effects of such adjustments. The Transferor Amount represents the amount of assets included in the Trust not securing investors' interests. American Express has revised the second paragraph under "The Pooling and Servicing Agreement Generally--Defaulted Receivables;
                                   Rebates and Fraudulent Charges" on page 65 of the base prospectus to clarify that, if any principal receivable is adjusted because of a rebate, refund, counterclaim, defense, error, fraudulent charge, counterfeit charge or return, then the Transferor Amount (and not the investors' interests) will be reduced by the amount of such adjustment. Furthermore, the pooling and servicing agreement governing the Trust requires that the Transferor Amount be maintained at a level not less than 7% of the outstanding invested amount of all series of asset-backed securities issued by the Trust. American Express maintains the Transferor Amount in excess of this requirement.

                                   American Express maintains the Transferor
                                   Amount through, among other things, additions of accounts to the Trust. American Express currently securitizes only part of its total credit card portfolio through the Trust - over the last five years (January 2001-September 2005), the amount of credit card receivables included in the Trust's portfolio represented, on average, only 78% of American Express' total credit card portfolio. Therefore, when American Express determines to add accounts to the Trust, whether in its discretion or as required by the pooling and servicing agreement, it has access to a large pool of eligible credit card accounts which it may choose to add to the Trust.

LOSS AND DELINQUENCY
EXPERIENCE, PAGE S-17

COMMENT 7:                         PLEASE EXPAND YOUR DISCLOSURE TO PRESENT
                                   HISTORICAL DELINQUENCY AND LOSS INFORMATION
                                   THROUGH THE POINT THAT ASSETS ARE CHARGED OFF
                                   AS UNCOLLECTIBLE PURSUANT TO 1100(b)(1) OF
                                   REGULATION AB. WE NOTE YOUR DISCLOSURE ON
                                   PAGES 27 AND 65 THAT RECEIVABLES ARE
                                   GENERALLY CHARGED OFF 180 DAYS FROM INITIAL
                                   BILLING.

Response:                          American Express will revise the Registration
                                   Statement at a later date after this comment is resolved.

COMMENT 8:                         PLEASE CONFIRM THAT DELINQUENT ASSETS DO NOT
                                   CONSTITUTE 20% OR MORE, AS MEASURED BY DOLLAR
                                   VOLUME, OF THE ASSET POOL AS OF THE
                                   MEASUREMENT DATE. PLEASE REFER TO ELIGIBILITY
                                   REQUIREMENTS ON FORM S-3 SECTION I.B.5.

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Response:                          In accordance with Form S-3 section I.B.5,
                                   American Express confirms that delinquent assets will not constitute 20% or more, as measured by dollar volume, of the asset pool as of any measurement date.
PAYMENT RATES,
PAGE S-19

COMMENT 9:                         PLEASE REVISE TO DISCLOSE THE PERCENTAGE OF
                                   FULL-BALANCE AND MINIMUM PAYMENTS MADE.
                                   PLEASE REFER TO ITEM 1111(b)(8)(viii).

Response:                          American Express has revised page S-20 of the
                                   prospectus supplement to include the
                                   information contemplated by Item
                                   1111(b)(8)(viii) of Regulation AB in response to Comment 9.

SERVICING
COMPENSATION AND
PAYMENT OF EXPENSES,
PAGE S-40

COMMENT 10:                        PLEASE INCLUDE A TABLE ITEMIZING ALL FEES AND
                                   EXPENSES TO BE PAID OR PAYABLE OUT OF THE
                                   CASH FLOWS FROM THE POOL ASSETS. REFER TO
                                   ITEM 1113(c). WE SUGGEST SHOWING ITEMS PAID
                                   OUT OF THE SERVICER'S FEE BE SHOWN WITH
                                   FOOTNOTES OR INDENTED OR IN SOME OTHER
                                   FASHION TO PROVIDE A COMPREHENSIVE PICTURE OF
                                   WHERE THE FEES ARE GOING. ALSO, PLEASE ADD
                                   THIS SECTION TO THE TABLE OF CONTENTS.

Response:                          American Express has provided the requested
                                   table on page S-10 of the prospectus
                                   supplement.

ANNEX I

COMMENT 11:                        PLEASE REVISE TO CLARIFY THAT THE INFORMATION
                                   IN ANNEX I IS AN INTEGRAL PART OF THE
                                   PROSPECTUS SUPPLEMENT.

Response:                          American Express has revised Annex I to
                                   indicate that information provided in Annex I forms an integral part of the prospectus supplement.

BASE PROSPECTUS

COVER PAGE

COMMENT 12:                        PLEASE REVISE YOUR STATEMENT TO ENSURE THAT
                                   IT ACCURATELY REFLECTS THE LANGUAGE UNDER
                                   ITEM 1102(d) OF REGULATION AB. IN THIS
                                   REGARD, PLEASE CLARIFY THAT THE SECURITIES
                                   REPRESENT THE OBLIGATIONS OF THE ISSUING
                                   ENTITY.

Response:                          Given that the Issuing Entity issues
                                   certificates, and not notes, American Express believes it is not appropriate to state that the certificates represent obligations of the Issuing Entity. American Express believes its current disclosure, which states that the certificates represent interests in the
                                   Issuing Entity, is the proper disclosure.
                                   American Express confirms, however, that it will revise the front covers of the prospectus supplement and base prospectus for the American Express Issuance Trust to provide that the notes issued thereby represent obligations of that trust.

TRUST ASSETS, PAGE 3

COMMENT 13:                        PLEASE REFER TO THE SECOND PARAGRAPH. WE NOTE
                                   THAT CERTIFICATEHOLDERS WILL NOT BE NOTIFIED
                                   OF ANY CHANGES TO THE COMPOSITION OF THE
                                   ASSETS IN THE TRUST DUE TO ADDITIONS OR
                                   REMOVALS OF RECEIVABLES. PLEASE NOTE THAT
                                   CHANGES TO THE ASSET POOL THAT HAVE NOT BEEN
                                   PREVIOUSLY REPORTED SHOULD BE DISCLOSED ON
                                   FORM 10-D. REFER TO ITEM 1121(a)(14).

Response:                          American Express acknowledges the disclosure
                                   requirements of Item 1121(a)(14) of
                                   Regulation AB.

USE OF PROCEEDS,
PAGE 21

COMMENT 14:                        PLEASE DESCRIBE ANY EXPENSES INCURRED IN
                                   CONNECTION WITH THE SELECTION AND ACQUISITION
                                   OF THE POOL ASSETS PAYABLE FROM OFFERING
                                   PROCEEDS OR OTHER TRANSACTION PARTIES. REFER
                                   TO ITEM 1107(j) OF REGULATION AB.

Response:                          No expenses incurred in connection with the
                                   selection and acquisition of the pool assets are payable from offering proceeds.

THE ISSUING ENTITY,
PAGE 21

COMMENT 15:                        PLEASE REFER TO THE THIRD FULL PARAGRAPH ON
                                   PAGE 22. WE NOTE THAT TRUST ASSETS MAY ALSO
                                   INCLUDE "PARTICIPATION INTERESTS IN
                                   RECEIVABLES." PLEASE NOTE THAT A LOAN
                                   PARTICIPATION THAT IS SECURITIZED WOULD BE
                                   VIEWED AS A SECURITY, THE OFFER AND SALE OF
                                   WHICH, UNLESS EXEMPT, WOULD BE SUBJECT TO THE
                                   REGISTRATION REQUIREMENTS OF THE SECURITIES
                                   ACT. PLEASE CONFIRM THAT YOU WILL COMPLY WITH
                                   THE REQUIREMENTS OF RULES 190 AND 191 OF THE
                                   SECURITIES ACT WITH RESPECT TO LOAN
                                   PARTICIPATIONS. YOU MAY REFER TO SEC RELEASE
                                   33-8518, SECTION III.6.

Response:                          American Express confirms that it will comply
                                   with Rules 190 and 191 of the Securities Act with respect to loan participations.

ISSUER RATE FEES,
PAGE 27

COMMENT 16:                        WE NOTE THAT ISSUER RATE FEES ARE SIMILAR IN
                                   CONCEPT TO INTERCHANGE FEES. PLEASE DISCLOSE
                                   THE FEE RATE, OR GIVE AN APPROXIMATE RANGE OF
                                   THE FEE RATE.

Response:                          Under the MasterCard International and VISA
                                   network systems, the interchange fees that are paid to bank issuers are determined by MasterCard International and VISA for all issuers who use the network. These fees are therefore publicly available. The issuer rate fees paid by TRS to card issuers that issue cards accepted on the American Express network are privately negotiated between each card issuer and TRS. These rates, including the rates applicable to Centurion and FSB, are not publicly available and constitute competitively sensitive information.

                                   In lieu of providing the rates, American
                                   Express has revised page 27 of the base
                                   prospectus to disclose the range of
                                   percentages that Issuer Rate Fees comprised of the Trust's total finance charge collections during the monthly periods in the most recent calendar year. This information enables investors to readily evaluate the impact of Issuer Rate Fees on yield.

THE ACCOUNTS, PAGE 33

COMMENT 17:                        ITEM 1111(a)(4) REQUIRES DISCLOSURE IN THE
                                   PROSPECTUS OF THE METHOD AND CRITERIA BY
                                   WHICH ASSETS WERE SELECTED FOR THE
                                   TRANSACTION. EITHER REVISE TO DISCLOSE THIS
                                   HERE OR IN THE SUPPLEMENT OR CONFIRM THAT YOU
                                   WILL FILE A FINAL POOLING AND SERVICING
                                   AGREEMENT PRIOR TO EACH TAKEDOWN.

Response:                          American Express has revised page S-17 of the
                                   prospectus supplement to note that, subject to eligibility criteria specified in the receivables purchase agreements and the pooling and servicing agreement, the account owners have the discretion to establish the method and criteria by which accounts are selected from the total portfolio for designation to the trust.

INTEREST, PAGE 40

COMMENT 18:                        WE NOTE THAT INTEREST RATE ADJUSTMENTS WOULD
                                   BE DETERMINED BY REFERENCE TO ONE OR MORE
                                   INDICES OR BY A REMARKETING FIRM. PLEASE
                                   CONFIRM TO US THAT IN NO EVENTUALITY WILL YOU
                                   USE AN "INDEX" WHICH IS NOT AN INDEX OF
                                   INTEREST RATES FOR DEBT, E.G. A COMMODITIES
                                   OR STOCK INDEX.

Response:                          American Express confirms that in no
                                   eventuality will American Express use an "index" for interest rate adjustments that is not an index of interest rates for interest rates for debt.

COMMENT 19:                        FURTHERMORE, PLEASE TELL US WHY A REMARKETING
                                   FIRM WOULD DETERMINE AN INTEREST RATE
                                   ADJUSTMENT.

Response:                          American Express has revised page 40 of the
                                   base prospectus to delete the reference to determinations of interest rate adjustments by remarketing firms.

OUTSOURCING OF
SERVICING, PAGE 54

COMMENT 20:                        WE NOTE THAT TRS HAS OUTSOURCED CERTAIN OF
                                   ITS SERVICING FUNCTIONS TO AFFILIATED AND
                                   UNAFFILIATED THIRD PARTIES. PLEASE ADD
                                   BRACKETED LANGUAGE TO THE PROSPECTUS
                                   SUPPLEMENT TO INDICATE DISCLOSURE WILL BE
                                   PROVIDED TO THE EXTENT MATERIAL IF THE
                                   SERVICERS MEET THE THRESHOLDS IN ACCORDANCE
                                   WITH ITEM 1108(A)(3) OF REGULATION AB.

Response:                          American Express has revised page 56 of the
                                   base prospectus to include such bracketed information.

COMMENT 21:                        PLEASE CONFIRM THAT YOU WILL FILE A SEPARATE
                                   ASSESSMENT REPORT, ATTESTATION REPORT AND
                                   SERVICER COMPLIANCE STATEMENT IF MULTIPLE
                                   SERVICERS ARE INVOLVED IN THE CURRENT
                                   TRANSACTION, INCLUDING WHEN SPECIFIC
                                   SERVICING FUNCTIONS ARE OUTSOURCED TO THIRD
                                   PARTIES. REFER TO INSTRUCTIONS TO ITEMS 1122
                                   AND 1123 OF REGULATION AB.

Response:                          American Express confirms that it will file a
                                   separate assessment report, attestation
                                   report and servicer compliance statement in accordance with Items 1122 and 1123 of Regulation AB if multiple servicers are involved in the transaction, including when specific servicing functions are outsourced to third parties.

FUNDING PERIOD,
PAGE 64

COMMENT 22:                        WE NOTE THAT YOU MAY USE A PREFUNDING PERIOD.
                                   PLEASE CONFIRM THAT ANY PREFUNDING PERIOD
                                   WILL COMPLY WITH ITEM 1101(c)(3)(ii) OF
                                   REGULATION AB, INCLUDING THAT THE PERIOD WILL
                                   NOT EXTEND FOR MORE THAN ONE YEAR FROM THE
                                   DATE OF ISSUANCE AND THAT YOU WILL NOT USE
                                   MORE THAN 50% OF THE PROCEEDS OF THE OFFERING
                                   TO FUND THE ACCOUNT.

Response:                          American Express confirms that any prefunding
                                   period will comply with Item 1101(c)(3)(ii) of Regulation AB, including that the period will not extend for more than one year from the date of issuance of the asset-backed certificates. In addition, in accordance with
                                   Item 1101(c)(3)(ii)(A) of Regulation AB
                                   relating to master trusts such as the Issuing
                                   Entity, American Express confirms that the portion of the proceeds for the related prefunding account will not involve more than 50% of the aggregate principal balance of the total asset pool whose cash flows support the asset-backed certificates.

COMMENT 23:                        FURTHERMORE, PLEASE REVISE YOUR SUMMARY IN
                                   THE PROSPECTUS SUPPLEMENT TO INCLUDE
                                   BRACKETED LANGUAGE TO DISCLOSE THE
                                   INFORMATION REQUIRED BY ITEM 1103(a)(5)(i),
                                   (ii), (iv), (v) AND (vi), AS APPLICABLE.

Response:                          American Express has revised page S-10 of the
                                   prospectus supplement to provide the
                                   requested information.

CREDIT ENHANCEMENT,
PAGE 65

COMMENT 24:                        ADD BRACKETED LANGUAGE TO THE PROSPECTUS
                                   SUPPLEMENT TO CLARIFY THAT YOU WILL PROVIDE
                                   THE FINANCIAL INFORMATION AS OUTLINED IN ITEM
                                   1114(b) IF THE AGGREGATE SIGNIFICANCE
                                   PERCENTAGE IS 10% OR MORE.

Response:                          American Express has revised page 66 of the
                                   base prospectus to include bracketed language clarifying that, in accordance with Item
                                   1114(b), American Express will provide
                                   financial information regarding a significant enhancement provider if such provider is liable or contingently liable to provide payments representing 10% or more of the cash flow supporting any offered class of asset-backed securities.

COMMENT 25:                        WE NOTE THAT YOU MAY ENTER INTO INTEREST RATE
                                   OR CURRENCY SWAPS. PROVIDE FOR DISCLOSURE OF
                                   THE DESCRIPTIVE INFORMATION REQUIRED BY ITEM
                                   1115(a) OF REGULATION AB, INCLUDING THE
                                   SIGNIFICANT PERCENTAGE THE INTEREST RATE
                                   REPRESENTS. LIKEWISE, PROVIDE THE FINANCIAL
                                   INFORMATION AS OUTLINED IN ITEM 1115(b) IF
                                   THE SIGNIFICANT PERCENTAGE IS 10% OR MORE.
                                   PROVIDE THE LANGUAGE IN BRACKETS IN THE
                                   PROSPECTUS SUPPLEMENT, IF APPLICABLE.

Response:                          Since its inception, the Trust has not
                                   entered into any interest rate or currency swaps. American Express has revised page 68 of the prospectus supplement to provide in brackets the descriptive information required by Items 1115(a) and 1115(b) of Regulation
                                   AB.

COMMENT 26:                        PLEASE DELETE THE REFERENCE TO "OTHER
                                   DERIVATIVES SECURITIES AGREEMENTS." IF YOU
                                   WANT TO ADD ADDITIONAL TYPES OF DERIVATIVE
                                   AGREEMENTS, WE SUGGEST DOING SO IN A
                                   POST-EFFECTIVE AMENDMENT WITH FULL DISCLOSURE
                                   OF EACH TYPE. ALTERNATIVELY, REVISE TO
                                   INCLUDE THAT INFORMATION HERE.

Response:                          American Express has revised page 68 of the
                                   base prospectus to delete the reference to "other derivatives securities agreements."

COMMENT 27:                        CONFIRM YOU WILL FILE ANY ENHANCEMENT OR
                                   SUPPORT AGREEMENTS AND AGREEMENTS RELATED TO
                                   THE DERIVATIVE INSTRUMENTS AS EXHIBITS. REFER
                                   TO INSTRUCTION 1 TO ITEM 1114(a) AND ITEM
                                   1115(a)(5), RESPECTIVELY.

Response:                          American Express confirms that, in the event
                                   American Express uses type of derivatives agreements, it will file any enhancement or support agreements and agreements related to the derivatives instruments as exhibits.

         If you have any questions or comments concerning this response, please do not hesitate to call the undersigned at 212-640-5714, or American Express' outside counsel, Michael Mitchell of Orrick, Herrington & Sutcliffe LLP at 202-339-8479 or Alan Knoll of Orrick at 212-506-5077.

                                              Sincerely,



                                              Carol V. Schwartz
                                              Group Counsel



cc:  Rolaine S. Bancroft, Esq.
     Alan M. Knoll, Esq.
     Michael H. Mitchell, Esq.



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